UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High
Income Fund of BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.4%
Lear Corp. (a)		63,533	$ 4,297,372
Building Products — 0.6%
Masonite Worldwide Holdings (a)		164,037	5,946,341
Communications Equipment — 0.6%
Loral Space & Communications
Ltd. (a)		212,623	6,721,013
Construction Materials — 0.0%
Nortek, Inc. (a)		4,680	163,800
Diversified Financial Services — 0.0%
CIT Group, Inc. (a)		11,818	326,306
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		852,625	46,894
SunPower Corp., Class B (a)		2,142	44,875
			91,769
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings,
Inc. (a)		3,546	24,822
Household Durables — 0.0%
Ashton Woods Class B Membership
Units (a)		1	-
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		615,817	1,560,372
Western Forest Products, Inc. (a)		330,542	61,630
Western Forest Products, Inc. (a)		1,280,355	238,724
			1,860,726
Software — 0.2%
Ainsworth Lumber Co. Ltd. (a)(b)		691,101	1,746,953
Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)		396,744	1,658,390
Total Common Stocks – 2.1%			22,837,492
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.2%
L-3 Communications Corp., 5.88%,
1/15/15	USD	2,600	2,596,750
Airlines — 0.9%
Continental Airlines, Inc.,
Series 2003-RJ, 7.88%, 1/02/20		1,229	1,053,924
Delta Air Lines, Inc., 9.50%,
9/15/14 (b)		460	477,825
Delta Air Lines, Inc., Series B, 9.75%,
12/17/16		2,550	2,594,625

		Par
Corporate Bonds		(000)	Value
Airlines (concluded)
United Air Lines, Inc., 12.75%,
7/15/12	USD	4,900	$ 5,065,375
			9,191,749
Auto Components — 1.1%
Allison Transmission, Inc., 11.00%,
11/01/15 (b)		2,629	2,760,450
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		321	320,572
The Goodyear Tire & Rubber Co.,
7.86%, 8/15/11		3,530	3,649,138
The Goodyear Tire & Rubber Co.,
8.63%, 12/01/11		4,482	4,650,075
			11,380,235
Biotechnology — 0.4%
Gilead Sciences, Inc., 0.63%,
5/01/13 (c)		1,365	1,684,069
QHP Pharma, 10.25%, 3/15/15 (b)		3,085	3,098,173
			4,782,242
Building Products — 0.6%
Associated Materials LLC, 9.88%,
11/15/16 (b)		1,910	2,015,050
Goodman Global Group, Inc.,
12.85%, 12/15/14 (b)(d)		2,000	1,135,000
Ply Gem Industries, Inc., 11.75%,
6/15/13		2,950	2,950,000
			6,100,050
Capital Markets — 0.1%
E*Trade Financial Corp., 3.63%,
8/31/19 (b)(c)(d)		831	1,401,274
E*Trade Financial Corp., Series A,
3.96%, 8/31/19 (c)(d)		26	43,842
			1,445,116
Chemicals — 2.2%
American Pacific Corp., 9.00%,
2/01/15		3,100	2,910,125
ArCo Chemical Co., 9.80%, 2/01/20		380	269,800
Georgia Gulf Corp., 9.00%,
1/15/17 (b)		995	1,004,950
Huntsman International LLC, 6.88%,
11/15/13 (b)	EUR	1,245	1,655,372
Huntsman International LLC, 5.50%,
6/30/16 (b)	USD	2,425	2,152,187
Innophos, Inc., 8.88%, 8/15/14		2,480	2,517,200
Koppers, Inc., 7.88%, 12/01/19 (b)		1,825	1,843,250
Lyondell Chemical Worldwide, Inc.,
10.25%, 11/01/10 (a)(e)		530	376,300
MacDermid, Inc., 9.50%,
4/15/17 (b)		2,460	2,460,000

Portfolio Abbreviations
CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD	US Dollar

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 1

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Chemicals (concluded)
Nalco Co., 8.25%, 5/15/17 (b)	USD	2,350	$ 2,496,875
Nova Chemicals Corp., 8.63%,
11/01/19 (b)		2,500	2,543,750
Terra Capital, Inc., 7.75%,
11/01/19 (b)		3,395	3,632,650
			23,862,459
Commercial Banks — 0.7%
Glitnir Banki HF, 4.15%,
4/20/10 (a)(b)(e)		507	106,470
Glitnir Banki HF, 6.38%,
9/25/12 (a)(b)(e)		3,050	640,500
Glitnir Banki HF, Series EMTN,
5.07%, 1/27/10 (a)(e)	EUR	1,700	511,777
Glitnir Banki HF, Series EMTN,
3.00%, 6/30/10 (a)(e)		1,690	508,766
Glitnir Banki HF, Series GMTN,
4.38%, 2/05/10 (a)(e)		220	66,230
HBOS Plc, 1.02%, 9/01/16 (f)		705	793,393
HBOS Plc, 0.91%, 3/21/17 (f)		700	749,638
National Westminster Bank Plc,
2.90%, 10/29/49		1,920	1,706,495
Royal Bank of Scotland Plc, 6.20%,
3/29/49 (f)	GBP	2,185	2,117,522
Royal Bank of Scotland Plc, 5.63%,
6/29/49 (f)		350	333,538
Royal Bank of Scotland Plc, 5.63%,
9/29/49 (f)		300	285,890
			7,820,219
Commercial Services & Supplies — 2.3%
Altegrity, Inc., 10.50%, 11/01/15 (b) USD		2,800	2,499,000
Corrections Corp. of America,
6.75%, 1/31/14		2,025	2,025,000
DI Finance, Series B, 9.50%,
2/15/13		1,835	1,857,938
International Lease Finance Corp.,
5.63%, 9/20/13		600	470,647
International Lease Finance Corp.,
5.65%, 6/01/14		3,235	2,444,880
Iron Mountain, Inc., 8.38%, 8/15/21		2,540	2,622,550
Mobile Services Group, Inc., 9.75%,
8/01/14		2,750	2,860,000
RSC Equipment Rental, Inc., 10.00%,
7/15/17 (b)		3,385	3,681,187
Scientific Games International, Inc.,
9.25%, 6/15/19		65	68,250
West Corp., 11.00%, 10/15/16		5,368	5,609,560
			24,139,012
Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		4,701	4,912,336
Texas Industries, Inc., 7.25%,
7/15/13		560	550,200
			5,462,536
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 7.50%,
8/01/12		1,230	1,240,403

		Par
Corporate Bonds		(000)	Value
Containers & Packaging — 5.0%
Ball Corp., 7.13%, 9/01/16	USD	1,800 $	1,845,000
Ball Corp., 7.38%, 9/01/19		1,800	1,849,500
Berry Plastics Corp., 4.13%,
9/15/14 (f)		3,150	2,520,000
Berry Plastics Escrow LLC, 8.88%,
9/15/14 (b)		2,045	1,988,762
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	4,020	5,417,091
Cascades, Inc., 7.75%, 12/15/17 (b)USD		2,250	2,272,500
Crown Americas LLC, 7.63%,
5/15/17 (b)		3,980	4,129,250
Crown European Holdings SA, 6.25%,
9/01/11	EUR	356	525,653
Graphic Packaging International, Inc.,
9.50%, 8/15/13	USD	761	785,733
Graphic Packaging International, Inc.,
9.50%, 6/15/17		4,075	4,319,500
Greif, Inc., 7.75%, 8/01/19		1,155	1,178,100
Impress Holdings BV, 3.38%,
9/15/13		1,930	1,852,800
Owens-Brockway Glass Container,
Inc., 8.25%, 5/15/13	USD	1,020	1,048,050
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	EUR	1,015	1,418,675
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16	USD	2,555	2,638,037
Packaging Dynamics Finance Corp.,
10.00%, 5/01/16 (b)		2,550	1,915,688
Pregis Corp., 12.38%, 10/15/13		4,485	4,344,844
Rock-Tenn Co., 5.63%, 3/15/13		1,910	1,902,838
Sealed Air Corp., 7.88%, 6/15/17 (b)		3,200	3,408,518
Smurfit Kappa Acquisitions,
7.25%, 11/15/17	EUR	2,175	3,040,017
Smurfit Kappa Acquisitions,
7.75%, 11/15/19		2,065	2,915,872
Solo Cup Co., 10.50%, 11/01/13 (b) USD		1,790	1,906,350
			53,222,778
Distributors — 0.5%
American Tire Distributors, Inc.,
6.50%, 4/01/12 (f)		6,835	5,673,050
Diversified Financial Services — 8.7%
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		3,230	3,609,525
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/13		120	121,895
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/14		1,822	1,853,638
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/15		1,822	1,839,975
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/16		3,036	3,051,443
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/17		4,251	4,272,021
CIT Group, Inc., 7.00%, 5/01/13		- (g)	1
CIT Group, Inc., 7.00%, 5/01/14		- (g)	1

2 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Diversified Financial Services (concluded)
CIT Group, Inc., 7.00%, 5/01/16	USD	5,828	$ 5,128,706
CIT Group, Inc., 7.00%, 5/01/17		7,821	6,784,981
FCE Bank Plc, 7.88%, 2/15/11	GBP	2,000	3,214,240
FCE Bank Plc, 7.13%, 1/16/12	EUR	12,950	18,193,156
FCE Bank Plc, 7.13%, 1/15/13		3,550	4,936,422
GMAC Inc., 5.38%, 6/06/11		1,058	1,437,067
GMAC LLC, 7.25%, 3/02/11 (b)	USD	358	354,420
GMAC LLC, 6.88%, 8/28/12 (b)		680	666,400
GMAC LLC, 2.46%, 12/01/14 (b)(f)		11,601	9,338,805
GMAC LLC, 6.75%, 12/01/14 (b)		2,773	2,634,350
GMAC LLC, 8.00%, 11/01/31 (b)		3,900	3,510,000
General Motors Acceptance Corp. of
Canada Ltd., 6.00%, 5/25/10	CAD	6,800	6,402,214
Leucadia National Corp., 8.13%,
9/15/15		6,200	6,324,000
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)		3,600	3,681,000
Reynolds Group Issuer, Inc., 7.75%,
10/15/16	EUR	1,650	2,389,008
Saturns Investments Europe Plc,
6.19%, 6/09/14	USD	1,275	892,500
Southern Star Central Corp., 6.75%,
3/01/16 (b)		2,090	2,016,850
			92,652,618
Diversified Telecommunication Services — 2.7%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		5,230	5,007,725
Nordic Telephone Co. Holdings ApS,
8.88%, 5/01/16 (b)		190	200,925
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		2,500	2,568,750
Qwest Communications
International, Inc., 3.50%,
11/15/25 (c)		5,060	5,249,750
Qwest Communications
International, Inc., Series B,
7.50%, 2/15/14		1,395	1,400,231
Qwest Corp., 7.50%, 10/01/14		7,670	7,967,212
Qwest Corp., 8.38%, 5/01/16		2,840	3,045,900
Qwest Corp., Series WI, 6.50%,
6/01/17		1,680	1,650,600
Windstream Corp., 8.13%, 8/01/13		1,225	1,270,938
Windstream Corp., 8.63%, 8/01/16		705	717,338
			29,079,369
Electric Utilities — 1.4%
Edison Mission Energy, 7.20%,
5/15/19		75	56,812
Elwood Energy LLC, 8.16%, 7/05/26		1,343	1,234,734
IPALCO Enterprises, Inc., 8.63%,
11/14/11		1,500	1,567,500
IPALCO Enterprises, Inc., 7.25%,
4/01/16 (b)		1,670	1,674,175

		Par
Corporate Bonds		(000)	Value
Electric Utilities
(concluded)
NSG Holdings LLC, 7.75%,
12/15/25 (b)	USD	7,725	$ 6,913,875
Tenaska Alabama Partners LP,
7.00%, 6/30/21 (b)		3,999	3,682,518
			15,129,614
Energy Equipment & Services — 1.5%
Aquilex Holdings LLC, 11.13%,
12/15/16 (b)		710	708,225
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16		1,045	1,118,150
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17		3,035	3,012,238
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)		7,455	7,399,087
North American Energy Alliance LLC,
10.88%, 6/01/16 (b)		2,400	2,550,000
North American Energy Partners,
Inc., 8.75%, 12/01/11		1,080	1,080,000
			15,867,700
Food & Staples Retailing — 0.3%
AmeriQual Group LLC, 9.50%,
4/01/12 (b)		3,200	2,816,000
Duane Reade, Inc., 11.75%,
8/01/15		760	824,600
			3,640,600
Food Products — 0.3%
DGS International Finance Co.,
10.00%, 6/01/07 (a)(b)(e)		20,000	2
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		2,850	3,092,250
			3,092,252
Health Care Equipment & Supplies — 0.8%
DJO Finance LLC, 10.88%,
11/15/14		3,910	4,125,050
Hologic, Inc., 2.00%, 12/15/37 (c)(h)		5,095	4,349,856
			8,474,906
Health Care Providers & Services — 1.4%
Community Health Systems, Inc.,
Series WI, 8.88%, 7/15/15		4,979	5,153,265
LifePoint Hospitals, Inc., 3.50%,
5/15/14 (c)		475	442,344
Tenet Healthcare Corp., 9.00%,
5/01/15 (b)		6,614	7,143,120
Tenet Healthcare Corp., 10.00%,
5/01/18 (b)		2,284	2,558,080
			15,296,809
Hotels Restaurants & Leisure — 2.0%
American Real Estate Partners LP,
7.13%, 2/15/13 (i)		10,735	10,949,700
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(e)		225	2,250

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 3

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Hotels Restaurants & Leisure (concluded)
Greektown Holdings, LLC, 10.75%,
12/01/13 (a)(b)(e)	USD	2,520	$ 381,150
Little Traverse Bay Bands of Odawa
Indians, 10.25%, 2/15/14 (a)(b)(e)		5,965	1,491,250
MGM Mirage, 11.13%, 11/15/17 (b)		2,150	2,381,125
Mashantucket Western Pequot Tribe,
Series A, 8.50%, 11/15/15 (b)		970	237,650
Scientific Games Corp., 0.75%,
12/01/24 (h)		1,450	1,384,750
Snoqualmie Entertainment Authority,
4.14%, 2/01/14		1,175	575,750
Travelport LLC, 4.88%, 9/01/14 (f)		600	543,750
Travelport LLC, 9.88%, 9/01/14		930	960,225
Travelport LLC, 11.88%, 9/01/16		100	106,000
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (a)(d)(e)		405	2,025
Virgin River Casino Corp., 9.00%,
1/15/12 (a)(e)		8,165	816,500
Waterford Gaming LLC, 8.63%,
9/15/14 (b)		2,905	1,583,225
			21,415,350
Household Durables — 2.0%
Ashton Woods USA LLC, 16.00%,
6/30/15 (b)(j)		4,220	843,960
Beazer Homes USA, Inc., 12.00%,
10/15/17 (b)		3,000	3,270,000
Beazer Homes USA, Inc., 4.63%,
6/15/24 (c)		1,610	1,493,275
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16 (b)		6,375	6,661,875
KB Home, 6.38%, 8/15/11		152	152,000
KB Home, 9.10%, 9/15/17		990	1,039,500
Pulte Homes, Inc., 6.38%, 5/15/33		300	242,250
Standard Pacific Corp., 6.25%,
4/01/14		2,375	2,066,250
Standard Pacific Corp., 7.00%,
8/15/15		1,515	1,318,050
Standard Pacific Escrow LLC,
10.75%, 9/15/16 (b)		3,845	3,921,900
			21,009,060
Independent Power Producers & Energy Traders — 3.7%
The AES Corp., 8.75%, 5/15/13 (b)		350	358,750
AES Eastern Energy LP, Series 99-B,
9.67%, 1/02/29		2,800	2,947,000
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)		5,750	5,922,500
Dynegy Holdings, Inc., 8.38%,
5/01/16		630	598,500
Energy Future Holdings Corp.,
11.25%, 11/01/17 (k)		16,928	11,892,201
Infinis Plc, 9.13%, 12/15/14	GBP	1,205	1,985,237
NRG Energy, Inc., 7.25%, 2/01/14	USD	2,635	2,667,938
NRG Energy, Inc., 7.38%, 2/01/16		8,875	8,886,094
NRG Energy, Inc., 8.50%, 6/15/19		3,540	3,628,500
			38,886,720

	Par
Corporate Bonds	(000)	Value
Industrial Conglomerates — 1.4%
Sequa Corp., 11.75%, 12/01/15 (b) USD	6,080	$ 5,654,400
Sequa Corp., 13.50%,
12/01/15 (b)(k)	9,527	8,812,185
		14,466,585
Insurance — 0.1%
USI Holdings Corp., 4.15%,
11/15/14 (b)(f)	1,530	1,256,513
IT Services — 1.0%
Alliance Data Systems Corp., 1.75%,
8/01/13 (c)	5,210	5,307,687
First Data Corp., 9.88%, 9/24/15	160	149,200
First Data Corp., 11.25%, 3/31/16	6,255	5,348,025
iPayment Investors LP, 12.75%,
7/15/14 (b)(k)	522	208,923
		11,013,835
Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%,
11/01/16 (b)	3,345	3,763,125
Easton-Bell Sports, Inc., 9.75%,
12/01/16 (b)	430	445,588
		4,208,713
Machinery — 1.5%
ESCO Corp., 4.13%, 12/15/13 (b)(f)	1,110	1,011,488
ESCO Corp., 8.63%, 12/15/13 (b)	2,810	2,795,950
Navistar International Corp., 3.00%,
10/15/14 (c)	2,220	2,294,925
Navistar International Corp., 8.25%,
11/01/21	4,000	4,100,000
RBS Global, Inc., 8.88%, 9/01/16	1,205	1,048,350
Titan International, Inc., 8.00%,
1/15/12	3,315	3,248,700
Titan International, Inc., 5.63%,
1/15/17 (b)(c)	1,050	1,103,077
		15,602,490
Marine — 1.1%
Horizon Lines, Inc., 4.25%,
8/15/12 (c)	9,770	7,938,125
Navios Maritime Holdings, Inc.,
8.88%, 11/01/17 (b)	2,190	2,274,862
Trico Shipping AS, 11.88%,
11/01/14 (b)	1,450	1,509,813
		11,722,800
Media — 10.9%
Affinion Group, Inc., 10.13%,
10/15/13	5,690	5,846,475
CCH II LLC, 13.50%, 11/30/16	3,052	3,594,271
CCO Holdings LLC, 8.75%, 11/15/13	4,455	4,571,944
CSC Holdings, Inc., Series B, 7.63%,
4/01/11	730	753,725
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	5,205	5,504,287
Catalina Marketing Corp., 10.50%,
10/01/15 (b)(k)	2,745	2,895,975

4 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (continued)
Central European Media Enterprises
Ltd., 11.63%, 9/15/16 (b)	EUR	3,300	$ 4,541,480
Charter Communications Operating,
LLC, 8.00%, 4/30/12 (b)	USD	2,310	2,373,525
Charter Communications Operating,
LLC, 8.38%, 4/30/14 (b)		3,530	3,627,075
Clear Channel Communications, Inc.,
11.00%, 8/01/16 (k)		345	256,922
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		3,621	3,693,420
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		14,485	14,919,550
EchoStar DBS Corp., 7.00%,
10/01/13		2,490	2,561,587
Harland Clarke Holdings Corp.,
6.00%, 5/15/15 (f)		980	801,150
Harland Clarke Holdings Corp.,
9.50%, 5/15/15		1,180	1,095,925
Intelsat Corp., 9.25%, 6/15/16		4,370	4,512,025
Intelsat Subsidiary Holding Co. Ltd.,
8.50%, 1/15/13		1,890	1,927,800
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 1/15/15		670	693,450
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 1/15/15 (b)(c)		1,350	1,390,500
Liberty Global, Inc., 4.50%,
11/15/16		2,600	2,821,000
Liberty Media Corp., 3.13%,
3/30/23 (c)		2,775	2,792,344
Lighthouse International Co. SA,
8.00%, 4/30/14	EUR	1,716	1,623,579
Lighthouse International Co. SA,
8.00%, 4/30/14 (b)		776	734,206
Local Insight Regatta Holdings, Inc.,
11.00%, 12/01/17	USD	1,393	898,485
NTL Cable Plc, 8.75%, 4/15/14		41	42,333
Network Communications, Inc.,
10.75%, 12/01/13		200	80,250
Nielsen Finance LLC, 11.63%,
2/01/14		1,930	2,168,837
Nielsen Finance LLC, 9.00%,
8/01/14	EUR	600	868,730
Nielsen Finance LLC, 10.00%,
8/01/14	USD	2,980	3,106,650
Nielsen Finance LLC, 18.47%,
8/01/16 (j)		380	346,750
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(b)(e)		3,928	3,731,691
Rainbow National Services LLC,
10.38%, 9/01/14 (b)		3,723	3,927,765
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)		11,360	10,863,000
UPC Germany GmbH, 8.13%,
12/01/17 (b)		3,150	3,185,437
UPC Germany GmbH, 8.13%,
12/01/17 (b)	EUR	3,035	4,432,396
UPC Germany GmbH, 9.63%,
12/01/19 (b)		4,355	6,297,728

		Par
Corporate Bonds		(000)	Value
Media (concluded)
UPC Holding B.V., 9.88%,
4/15/18 (b)	USD	1,000	$ 1,055,000
Unitymedia Hessen GmbH & Co. KG,
3.60%, 4/15/13 (f)	EUR	1,185	1,681,767
			116,219,034
Metals & Mining — 5.6%
Aleris International, Inc., 9.00%,
12/15/14 (a)(e)		2,135	10,675
Aleris International, Inc., 10.00%,
12/15/16 (a)(e)		4,700	23,500
Arch Western Finance LLC, 6.75%,
7/01/13		3,665	3,637,512
Drummond Co., Inc., 9.00%,
10/15/14 (b)		3,400	3,565,750
Drummond Co., Inc., 7.38%,
2/15/16 (b)		3,510	3,431,025
Evraz Group SA, 8.88%, 4/24/13 (b)		3,170	3,170,000
Evraz Group SA, 9.50%, 4/24/18 (b)		2,120	2,109,400
FMG Finance Property Ltd., 10.00%,
9/01/13 (b)		455	473,200
FMG Finance Property Ltd., 10.63%,
9/01/16 (b)		5,055	5,592,094
GoldCorp., Inc., 2.00%,
8/01/14 (b)(c)		835	959,206
McJunkin Red Man Corp., 9.50%,
12/15/16 (b)		3,255	3,181,763
Murray Energy Corp., 10.25%,
10/15/15 (b)		2,580	2,567,100
New World Resources NV, 7.38%,
5/15/15	EUR	2,000	2,609,057
Novelis, Inc., 7.25%, 2/15/15	USD	7,475	7,119,937
Novelis, Inc., 11.50%, 2/15/15 (b)		1,950	2,088,938
RathGibson, Inc., 11.25%,
2/15/14 (a)(e)		6,665	2,141,131
Ryerson, Inc., 7.62%, 11/01/14 (f)		1,670	1,538,488
Ryerson, Inc., 12.00%, 11/01/15		650	679,250
Steel Dynamics, Inc., 7.38%,
11/01/12		3,115	3,208,450
Teck Resources Ltd., 10.25%,
5/15/16		1,460	1,700,900
Teck Resources Ltd., 10.75%,
5/15/19		5,620	6,715,900
Vedanta Resources Plc, 9.50%,
7/18/18 (b)		2,925	2,968,875
			59,492,151
Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19		1,500	1,641,813
Multiline Retail — 0.3%
Dollar General Corp., 10.63%,
7/15/15		1,192	1,320,140
Dollar General Corp., 11.88%,
7/15/17 (k)		667	768,718
Saks, Inc., 9.88%, 10/01/11		1,350	1,412,437
			3,501,295
Oil, Gas & Consumable Fuels — 7.3%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		2,065	2,183,737
Atlas Energy Operating Co. LLC,
12.13%, 8/01/17		2,100	2,383,500

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 5

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Atlas Energy Operating Co. LLC,
10.75%, 2/01/18	USD	940	$ 1,038,700
Berry Petroleum Co., 8.25%,
11/01/16		2,625	2,585,625
Bill Barrett Corp., 9.88%, 7/15/16		1,135	1,208,775
Chesapeake Energy Corp., 6.38%,
6/15/15		1,610	1,577,800
Chesapeake Energy Corp., 2.25%,
12/15/38 (c)		3,550	2,684,687
Cimarex Energy Co., 7.13%, 5/01/17		2,745	2,772,450
Concho Resources, Inc., 8.63%,
10/01/17		1,360	1,428,000
Connacher Oil and Gas Ltd., 11.75%,
7/15/14 (b)		835	922,675
Connacher Oil and Gas Ltd., 10.25%,
12/15/15 (b)		5,185	4,744,275
Corral Finans AB, 5.25%,
4/15/10 (b)(k)		1,238	1,071,997
Denbury Resources, Inc., 7.50%,
12/15/15		1,750	1,745,625
Denbury Resources, Inc., 9.75%,
3/01/16		1,895	2,022,913
El Paso Corp., 8.25%, 2/15/16		2,875	3,069,062
El Paso Corp., 7.00%, 6/15/17		4,000	3,967,168
Encore Acquisition Co., 6.00%,
7/15/15		1,955	1,955,000
Forest Oil Corp., 8.50%, 2/15/14 (b)		3,305	3,453,725
Forest Oil Corp., 7.25%, 6/15/19		1,270	1,254,125
Massey Energy Co., 3.25%,
8/01/15 (c)		7,620	6,657,975
Newfield Exploration Co., 6.63%,
4/15/16		1,185	1,187,963
OPTI Canada, Inc., 9.00%,
12/15/12 (b)		5,855	5,986,737
OPTI Canada, Inc., 7.88%, 12/15/14		2,125	1,742,500
PetroHawk Energy Corp., 10.50%,
8/01/14		2,910	3,179,175
PetroHawk Energy Corp., 7.88%,
6/01/15		2,795	2,822,950
Range Resources Corp., 6.38%,
3/15/15		1,840	1,826,200
Roseton-Danskammer 2001,
Series B, 7.67%, 11/08/16		4,525	4,366,625
Sabine Pass LNG LP, 7.50%,
11/30/16		1,025	853,313
SandRidge Energy, Inc., 8.63%,
4/01/15 (k)		350	350,000
SandRidge Energy, Inc., 8.00%,
6/01/18 (b)		2,200	2,161,500
Southwestern Energy Co., 7.50%,
2/01/18		1,115	1,181,900
Swift Energy Co., 7.13%, 6/01/17		3,425	3,236,625
			77,623,302
Paper & Forest Products — 4.5%
APP Finance II Mauritius Ltd.,
12.00%, 12/29/49 (a)(e)(l)		21,000	105,000
Ainsworth Lumber Co. Ltd., 11.00%,
7/29/15 (b)(k)		5,446	3,403,661

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products (concluded)
Boise Cascade LLC, 7.13%,
10/15/14	USD	1,985	$ 1,788,981
Boise Paper Holdings LLC, 9.00%,
11/01/17 (b)		1,665	1,725,356
Clearwater Paper Corp., 10.63%,
6/15/16 (b)		1,865	2,081,806
Georgia-Pacific Corp., 8.13%,
5/15/11		170	178,500
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)(i)		5,335	5,655,100
NewPage Corp., 10.00%, 5/01/12		4,195	2,999,425
NewPage Corp., 11.38%,
12/31/14 (b)		21,800	22,018,000
Verso Paper Holdings LLC, 11.50%,
7/01/14 (b)		1,610	1,771,000
Verso Paper Holdings LLC, Series B,
4.00%, 8/01/14 (f)		4,635	3,661,650
Verso Paper Holdings LLC, Series B,
11.38%, 8/01/16		2,680	2,157,400
			47,545,879
Pharmaceuticals — 1.3%
Angiotech Pharmaceuticals, Inc.,
4.01%, 12/01/13 (f)		5,855	4,976,750
Elan Corp. Plc, 8.75%, 10/15/16 (b)		2,755	2,631,025
Elan Finance Plc, 8.88%, 12/01/13		455	452,725
Novasep Holding SAS, 9.63%,
12/15/16	EUR	4,170	5,850,864
			13,911,364
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16	USD	550	556,875
Real Estate Management & Development — 0.2%
Realogy Corp., 10.50%, 4/15/14		845	730,925
Realogy Corp., 12.38%, 4/15/15		1,980	1,539,450
			2,270,375
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (b)		3,900	3,885,375
Spansion, Inc., 3.79%,
6/01/13 (a)(e)		6,460	6,524,600
			10,409,975
Software — 0.1%
BMS Holdings, Inc., 8.35%,
2/15/12 (b)(f)(k)		2,281	45,614
JDA Software Group, Inc., 8.00%,
12/15/14 (b)		723	737,460
			783,074
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.,
8.00%, 3/15/14		5,400	5,305,500
General Nutrition Centers, Inc.,
10.75%, 3/15/15		3,125	3,179,688
Group 1 Automotive, Inc., 2.25%,
6/15/36 (h)		2,735	2,095,694
United Auto Group, Inc., 7.75%,
12/15/16		5,255	5,084,212
			15,665,094

6 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc., 8.00%,
12/15/16	USD	2,100	$ 2,139,375
Levi Strauss & Co., 8.63%, 4/01/13 EUR		3,100	4,443,998
			6,583,373
Thrifts & Mortgage Finance — 0.4%
Residential Capital Corp., 8.38%,
6/30/10	USD	5,130	4,360,500
Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		1,500	1,515,000
Trading Companies & Distributors — 0.2%
United Rentals North America, Inc.,
9.25%, 12/15/19		2,485	2,565,763
Wireless Telecommunication Services — 6.5%
Cricket Communications, Inc.,
9.38%, 11/01/14		3,985	4,004,925
Cricket Communications, Inc.,
10.00%, 7/15/15		6,930	7,025,287
Cricket Communications, Inc.,
7.75%, 5/15/16		3,030	3,022,425
Crown Castle International Corp.,
9.00%, 1/15/15		645	686,925
Digicel Group Ltd., 8.88%,
1/15/15 (b)		5,740	5,567,800
Digicel Group Ltd., 9.13%,
1/15/15 (b)(k)		5,660	5,561,403
FiberTower Corp., 9.00%,
1/01/16 (b)		1,473	1,178,186
iPCS, Inc., 2.41%, 5/01/13 (f)		6,810	6,367,350
MetroPCS Wireless, Inc., 9.25%,
11/01/14		11,470	11,613,375
NII Holdings, Inc., 2.75%,
8/15/25 (c)		2,690	2,679,913
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		11,330	10,990,100
Nextel Communications, Inc.,
Series D, 7.38%, 8/01/15		3,460	3,364,850
Nextel Communications, Inc.,
Series F, 5.95%, 3/15/14		1,220	1,139,175
Orascom Telecom Finance SCA,
7.88%, 2/08/14 (b)		1,385	1,253,425
Sprint Capital Corp., 6.88%,
11/15/28		5,496	4,568,550
			69,023,689
Total Corporate Bonds – 85.7%			913,401,089
Floating Rate Loan Interests
Aerospace & Defense — 0.0%
Hawker Beechcraft Acquisition Co.
LLC, Letter of Credit Facility
Deposit, 0.15%, 3/26/14		28	20,810
Hawker Beechcraft Acquisition Co.
LLC, Term Loan, 2.23%-2.25%,
3/26/14		471	350,788
			371,598

		Par
Floating Rate Loan Interests		(000)	Value
Auto Components — 1.1%
Allison Transmission, Inc., Term
Loan, 2.99% -3.04%, 8/07/14	USD	3,399	$ 3,110,881
Dana Holding Corp., Term Advance,
4.49%-7.25%, 1/31/15		8,876	8,487,200
			11,598,081
Automobiles — 0.2%
Ford Motor, Term Loan B, 3.26%,
12/15/13		1,950	1,725,750
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan,
5.06%-7.00%, 12/15/14		1,364	886,576
Chemicals — 0.7%
PQ Corp. (fka Niagara Acquisition,
Inc.), Loan (Second Lien), 6.74%,
7/30/15		4,050	3,462,750
PQ Corp. (fka Niagara Acquisition,
Inc.), Original Term Loan (First
Lien), 3.49%-3.54%, 7/30/14		2,709	2,433,359
Solutia Inc., Loan, 7.25%, 2/28/14		1,575	1,595,834
			7,491,943
Consumer Finance — 0.5%
DaimlerChrysler Financial Services
Americas LLC, Term Loan (First
Lien), 4.24%, 8/03/12		6,060	5,897,914
Diversified Financial Services — 0.1%
CIT Group, Term Loan A, 9.75%,
1/20/12		1,260	1,289,400
Diversified Telecommunication Services — 1.4%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan, 4.75%,
5/30/14		3,212	2,312,969
Wind Finance SL SA, Euro Facility,
7.93%, 3/22/15		2,250	2,260,638
Wind Finance SL SA, Euro Facility
(Second Lien), 7.73%, 12/17/14	EUR	5,645	8,116,224
Wind Telecomunicazioni SpA, B1
Term Loan Facility, 4.68%,
9/22/13		1,000	1,390,840
Wind Telecomunicazioni SpA, C1
Term Loan Facility, 3.68%,
9/22/14		1,000	1,390,840
			15,471,511
Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche 4 Term Loan,
9.50%, 6/10/15	USD	4,050	4,185,424
Health Care Providers & Services — 0.2%
HCA Inc., Tranche A-1 Term Loan,
1.75%, 11/17/12		1,999	1,906,355
Hotels Restaurants & Leisure — 0.8%
Travelport LLC (fka Travelport Inc.),
Loan, 8.28%, 3/27/12		9,692	8,722,470

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 7

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value
Independent Power Producers & Energy Traders — 1.2%
Dynegy Holdings Inc., Term Letter of
Credit Facility Term Loan, 3.99%,
4/02/13	USD	1,745	$ 1,665,957
Dynegy Holdings Inc., Tranche B
Term Loan, 3.99%, 4/02/13		79	75,196
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-1
Term Loan, 3.75%-3.78%,
10/10/14		992	804,703
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-2
Term Loan, 3.73%-3.75%,
10/10/14		1,466	1,191,328
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-3
Term Loan, 3.73%-3.75%,
10/10/14		11,098	8,939,290
			12,676,474
IT Services — 0.1%
First Data Corp., Initial Tranche B-1
Term Loan, 2.98%-3.00%,
9/24/14		794	703,270
Machinery — 0.3%
Accuride Term Loan, 6.00%,
1/31/12		2,910	2,899,693
Media — 2.3%
EB Sports Corp, Loan, 11.50%,
5/01/12		2,551	2,372,753
HMH Publishing Co. Ltd., Mezzanine,
14.50%, 11/14/14		2,715	515,925
HMH Publishing Co. Ltd., Tranche A
Term Loan, 5.28%, 6/12/14		7,281	6,334,514
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		5,200	5,490,332
ProtoStar Ltd., Debtor in Possession
Term Loan, 18.00%, 3/15/10		776	776,101
Virgin Media Investment Holdings
Ltd., C Facility, 3.57%, 7/17/13	GBP	4,850	7,230,152
World Color Press Inc. and World
Color (USA) Corp. (fka Quebecor
World Inc.), Advance, 9.00%,
7/23/12	USD	1,497	1,501,035
			24,220,812
Metals & Mining — 0.4%
RathGibson, Inc., Loan Debtor in
Possession, 10.50%-10.75%,
2/10/10		4,254	4,253,501
Multiline Retail — 0.3%
Hema BV Mezz Euro, 8.95%,
1/29/17	EUR	2,522	2,421,914
The Neiman Marcus Group Inc., Term
Loan, 2.26%, 4/06/13	USD	580	524,168
			2,946,082
Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18		9,652	7,238,667

		Par
Floating Rate Loan Interests		(000)	Value
Paper & Forest Products — 0.2%
Verso Paper Finance Holdings LLC,
Loan, 6.53%-7.28%, 2/01/13	USD	4,606	$ 1,658,154
Real Estate Management & Development — 0.6%
Realogy Corp., Initial Term B Loan,
3.29%, 10/10/13		1,807	1,602,061
Realogy Corp. Term Loan,
(Second Lien) 13.50%, 10/15/17		4,250	4,490,835
Realogy Corp., Synthetic Letter of
Credit, 3.24%, 10/10/13		573	507,757
			6,600,653
Semiconductors & Semiconductor Equipment — 0.0%
Freescale Semiconductor, Inc. Term
Loan B, 1.98%, 12/02/13		499	435,744
Specialty Retail — 0.2%
Claire's Stores, Term Loan B, 3.00%,
5/29/14		1,283	1,037,430
New Look Group Plc, 9.52%,
11/30/15	GBP	806	1,229,864
			2,267,294
Total Floating Rate Loan Interests – 11.8%			125,447,366
Beneficial
		Interest
Other Interests (m)		(000)
Auto Components — 1.9%
Delphi Debtor in Possession Hold Co.
LLP Class B Membership Interests USD		2	20,170,077
Lear Corp. Escrow		2,095	54,994
Lear Corp. Escrow		1,800	47,250
Lear Corp. Escrow		2,480	65,100
			20,337,421
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.		1,780	309,122
Hotels Restaurants & Leisure — 0.0%
Buffets, Inc.		1,855	185
Household Durables — 0.4%
Stanley Martin, Class B Membership
Units		14	4,200,000
Media — 0.0%
Adelphia Escrow		25,500	2,550
Adelphia Recovery Trust		31,980	127,922
			130,472
Software — 0.1%
Lehman Brothers Holdings, Inc.		1,780	314,018
Total Other Interests – 2.4%			25,291,218
Preferred Stocks		Shares
Diversified Financial Services — 0.3%
Citigroup, Inc., 7.50%		29	3,025,860

8 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Diversified Telecommunication Services — 0.0%
PTV, Inc., Series A, 10.00%	-(g)	$ 10
Total Preferred Stocks – 0.3%		3,025,870
Warrants (n)
Auto Components — 0.1%
Lear Corp. (Expires 11/09/14)	25	1,676,187
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	201	2
Hotels Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	2	16
Media — 0.0%
Virgin Media, Inc. (Expires 1/10/11)	118	5,309
Total Warrants – 0.2%		1,681,514
Total Long-Term Investments
(Cost – $1,183,732,445) – 102.5%		1,091,684,549
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.12%, 12/31/99 (o)(p)	9,552,145	9,552,145
Total Short-Term Securities
(Cost – $9,552,145) – 0.9%		9,552,145
Total Investments
(Cost - $1,193,284,590*) – 103.4%		1,101,236,694
Liabilities in Excess of Other Assets – (3.4)%		(35,871,936)
Net Assets – 100.0%	$ 1,065,364,758

*	The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 1,197,402,967
	Gross unrealized appreciation	$ 67,907,994
	Gross unrealized depreciation		(164,074,267)
	Net unrealized depreciation	$ (96,166,273)
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Convertible security.
(d)	Represents a zero-coupon bond. Rate shown is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Amount is less than $1,000.
(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(i)	All or a portion of security has been pledged as collateral in connection with swaps.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
	Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
	Institutional Class	$ 9,550,844 $	829

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 9

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-
	classifications used by one or more widely recognized market indexed or ratings group indexes, and /or as defined by
	Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-
	classifications for reporting ease.
•	Foreign currency exchange contracts as of December 31, 2009 were as follows:
								Unrealized
	Currency			Currency		Settlement		Appreciation
	Purchased			Sold	Counterparty		Date	(Depreciation)
	USD	92,256,647	EUR	62,072,500	Citibank NA	1/20/10 $		3,274,188
	USD	50,492	EUR	34,000 Deutsche Bank		1/20/10		1,752
					AG
	USD	7,559,972	CAD	7,855,000 Goldman Sachs		1/27/10		49,157
					Bank USA
	GBP	2,295,700	USD	3,819,202	Citibank NA	1/27/10		(111,786)
	USD	7,258,040	GBP	4,415,000	Citibank NA	1/27/10		128,082
	USD	2,388,057	GBP	1,457,000 Deutsche Bank		1/27/10		35,090
					AG
	USD	1,956,160	GBP	1,205,000 Royal Bank of		1/27/10		10,158
					Scotland AG
	Total						$ 3,386,641
•	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2009 were as follows:
		Pay				Notional		Unrealized
		Fixed				Amount		Appreciation
	Issuer	Rate		Counterparty	Expiration		(000)	(Depreciation)
	K Hovnanian Enterprises,	5.00%	Goldman Sachs Bank December 2011			USD	2,240 $	(29,402)
	Inc.			USA
	BlackRock Financial	5.00%	Goldman Sachs Bank December 2012			USD	1,100	(7,724)
	Management Inc.			USA
	Harrah's Operating Co.,	5.00%	JPMorgan Chase Bank September 2013			USD	2,000	(236,973)
	Inc.			NA
	Edison Mission Energy	7.10%		Credit Suisse	March 2014	USD	2,000	20,113
				International
	JCPenney Co., Inc.	5.40%	Goldman Sachs Bank		March 2014	USD	5,000	(806,176)
				USA
	Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank		March 2014	USD	2,000	(529,642)
				NA
	Masco Corp.	5.35%	JPMorgan Chase Bank		March 2014	USD	5,000	(683,183)
				NA
	Mohawk Industries, Inc.	3.90%	JPMorgan Chase Bank		March 2014	USD	5,000	(402,034)
				NA
	Centex Corp.	1.00%	Deutsche Bank AG		June 2014	USD	1,225	(31,740)
	First Data Corp.	5.00%		Credit Suisse	June 2014	USD	1,250	(153,292)
				International
	Brunswick Corp.	5.00%	Goldman Sachs Bank September 2014			USD	900	(86,403)
				USA
	Centex Corp.	1.00%	Deutsche Bank AG September 2014			USD	825	(1,188)
	Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank September 2014			USD	1,650	35,407
				NA
	American Axle and	5.00%	Deutsche Bank AG December 2014			USD	3,000	(43,257)
	Manufacturing Inc.
	Boston Scientific Corp.	1.00%	Goldman Sachs Bank December 2014			USD	2,600	(42,930)
				USA
	Total						$ (2,998,424)

10 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Schedule of Investments(continued)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund

• Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2009 were as follows:
		Receive				Notional
		Fixed			Credit	Amount		Unrealized
	Issuer	Rate	Counterparty	Expiration	Rating[1]		(000)[2]	Depreciation
	D.R. Horton,	1.00%	JPMorgan Chase
	Inc.		Bank NA	September 2014	BB-	USD	825 $	(9,545)
	Total						$ (9,545)
[1]	Using Standard & Poor’s ratings of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of
	the agreement.
•	Credit default swaps on traded indexes – buy protection outstanding as of December 31, 2009 were as follows:
			Pay			Notional
			Fixed			Amount		Unrealized
	Issuer		Rate	Counterparty	Expiration		(000)	Depreciation
	Dow Jones CDX North		5.00%	Credit Suisse
	America High Yield			International	December 2014 USD		5,321 $	(274,703)
	Total						$ (274,703)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets
	that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than
	quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment
	speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable
	inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities. For information about the Fund’s policy regarding valuation of investments and other
	significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual
	report.
	The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the
	Fund’s investments:
	Valuation Inputs						Investments in Securities
							Assets
	Level 1
	Long-Term Investments:
	Common Stocks					$ 20,926,739
	Preferred Stocks							3,025,860
	Warrants							1,681,496
	Short-Term Securities							9,552,145
	Total Level 1							35,186,240
	Level 2
	Long-Term Investments:
	Common Stocks							1,746,953
	Corporate Bonds							906,139,922
	Floating Rate Loan Interests							66,174,938
	Other Interests							4,367,344
	Preferred Securities							10
	Total Level 2							978,429,167
	Level 3
	Long-Term Investments:
	Common Stocks							163,800
	Corporate Bonds							7,261,167
	Floating Rate Loan Interests							59,272,428

BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009 11

Schedule of Investments(concluded)

BlackRock Bond Fund, Inc. - BlackRock High Income
Fund

Other Interests						20,923,874
Warrants						18
Total Level 3						87,621,287
Total				$ 1,101,236,694
			Other Financial Instruments[1]
			Assets		Liabilities
Level 1				-		-
Level 2		$ 3,553,947 $				(3,449,978)
Level 3				-		-
Total		$ 3,553,947 $				(3,449,978)
[1]Other financial instruments are foreign currency exchange contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
			Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of
September 30, 2009	$ 35$	3,577,089 $ 66,224,232$		130,658$	18$	69,932,032
Accrued
discounts/premiums	-	-	-	-	-	-
Realized loss	-	-	(13,344,725)	-	-	(13,344,725)
Change in unrealized
appreciation
(depreciation)[2]	-	2,185,319	18,800,612	-	(16)	20,985,915
Net sales	-	-	(22,646,381)	-	-	(22,646,381)
Net transfers in Level 3	163,765	1,498,759	10,238,690)	20,793,216	16	32,694,446
Balance, as of
December 31, 2009	$ 163,800$	7,261,167$ 59,272,428$		20,923,874$	18$	87,621,287
[2]The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was
$17,094,657.

12 BlackRock Bond Fund, Inc. - BlackRock High Income Fund December 31, 2009

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 23, 2010